Real Estate Owned (Detail Textuals 1)	1 Months Ended			12 Months Ended
	Oct. 31, 2016 USD ($) Mortgage_Property	Oct. 30, 2016 USD ($)	Aug. 31, 2016 USD ($) Borrower Mortgage_Property	Dec. 31, 2016 USD ($) Mortgage_Property	Mar. 31, 2017 USD ($)
Real Estate Owned [Line Items]
Number of mortgage properties held for sale | Mortgage_Property				3
Number of properties held for rental | Mortgage_Property				4
Amount of properties held for rental				$ 789,126	$ 971,579
Single Family
Real Estate Owned [Line Items]
Amount of properties held for rental				395,000
Lease provides rental payments for the period				4,250
Value of properties held for rental expected to be sold				400,000
Single Family
Real Estate Owned [Line Items]
Amount of properties held for rental				117,500
Lease provides rental payments for the period				1,375
Lease amount paid				7,000
Value of properties held for rental expected to be sold				114,750
Multifamily
Real Estate Owned [Line Items]
Amount of properties held for rental				143,000
Lease provides rental payments for the period				1,660
Single Family
Real Estate Owned [Line Items]
Amount of properties held for rental				133,000
Lease provides rental payments for the period				$ 1,330
Mortgage Receivable
Real Estate Owned [Line Items]
Number of borrowers | Borrower			2
Number of mortgage properties held for sale | Mortgage_Property			5
Aggregate amount of the mortgages receivable including interest and late charges receivable			$ 532,000
Number of mortgage properties sold | Mortgage_Property	3			1
Loss on sale of property held for sale	$ 98,622	$ 11,000		$ 29,488
Mortgage Receivable | JJV LLC
Real Estate Owned [Line Items]
Carrying value of property held for sale acquired				$ 180,000